UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2011
Check here if Amendment [ ]
This Amendment (check only one):[ ] is a restatement.
[ ] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA January 23, 2012
Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 85

Form 13F Information Table Value Total:   $52848
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              885535104      244     3400 SH       SOLE                                       3400
AT&T Inc.                      COM              00206R102      399    13977 SH       SOLE                                      13977
Abbott Laboratories            COM              002824100      245     4790 SH       SOLE                                       4790
Akamai Technologies Inc.       COM              00971T101      538    27039 SH       SOLE                     1000             26039
Altria Group Inc               COM              02209S103      965    35982 SH       SOLE                     4000             31982
Arbor Realty Trust Inc         COM              038923108      595   157400 SH       SOLE                   157400
Avanir Pharmaceuticals, Inc    COM              05348P401      117    41000 SH       SOLE                                      41000
Biogen Idec Inc.               COM              09062X103      992    10650 SH       SOLE                                      10650
Blackstone Group L.P.          COM              09253U108      927    77350 SH       SOLE                                      77350
Boeing Company                 COM              097023105     1234    20400 SH       SOLE                                      20400
Breitburn Energy Partners, L.P COM              106776107      439    25250 SH       SOLE                    11400             13850
Brocade Communications Sys     COM              111621306      656   151850 SH       SOLE                    12000            139850
Castle Brands Inc              COM              148435100      197   895000 SH       SOLE                   895000
Caterpillar Inc                COM              149123101     1639    22190 SH       SOLE                                      22190
Chevron Corp                   COM              166764100      497     5370 SH       SOLE                                       5370
Chimera Investment Corp        COM              16934Q109       76    27500 SH       SOLE                    27500
Coca-Cola Company              COM              191216100      324     4800 SH       SOLE                                       4800
Conagra Foods, Inc.            COM              205887102      447    18450 SH       SOLE                                      18450
ConocoPhillips                 COM              20825C104      256     4050 SH       SOLE                                       4050
Crosstex Energy Inc            COM              22765Y104      310    23000 SH       SOLE                    23000
Crosstex Energy Lp             COM              22765U102      162    10000 SH       SOLE                    10000
Diageo Plc Ads                 COM              25243Q205      227     2985 SH       SOLE                                       2985
Dominion Resources Inc.        COM              25746U109      517    10184 SH       SOLE                                      10184
Dow Chemical Company           COM              260543103     1362    60650 SH       SOLE                     2000             58650
Duke Energy Corp.              COM              26441C105     1298    64923 SH       SOLE                                      64923
Dupont De Nemours & Co.        COM              263534109      550    13765 SH       SOLE                                      13765
Emc Corporation                COM              268648102      926    44100 SH       SOLE                                      44100
Enterprise Products Part Lp    COM              293792107     1993    49634 SH       SOLE                     7050             42584
Flextronics International Ltd. COM              Y2573F102     1103   196000 SH       SOLE                     5000            191000
Fortress Investment Cl A       COM              34958B106       72    24000 SH       SOLE                    24000
Freeport-Mcmoran Copper        COM              35671D857      658    21600 SH       SOLE                                      21600
Glaxo Smithkline Ads           COM              37733W105      425    10300 SH       SOLE                                      10300
H.J. Heinz Company             COM              423074103      222     4400 SH       SOLE                                       4400
Ibm Corp                       COM              459200101      467     2670 SH       SOLE                                       2670
Illinois Tool Works Inc.       COM              452308109      277     6666 SH       SOLE                                       6666
Intel Corporation              COM              458140100      491    22994 SH       SOLE                                      22994
Ishares Nasdaq Biotech         COM              464287556      607     6500 SH       SOLE                                       6500
Johnson & Johnson              COM              478160104      527     8276 SH       SOLE                                       8276
Lgl Group, Inc.                COM              50186A108      167    19000 SH       SOLE                    19000
Marathon Oil Corp              COM              565849106      808    37450 SH       SOLE                                      37450
Marathon Petroleum Corporation COM              56585A102      507    18725 SH       SOLE                                      18725
Markwest Energy Partners Lp    COM              570759100      299     6500 SH       SOLE                     6500
Mcdonald's Corp.               COM              580135101      455     5184 SH       SOLE                                       5184
Merck & Co. Inc.               COM              58933Y105      395    12068 SH       SOLE                                      12068
Mfa Financial, Inc.            COM              55272X102       98    14000 SH       SOLE                    14000
Microsoft Corporation          COM              594918104      444    17835 SH       SOLE                                      17835
Netgear Inc                    COM              64111Q104      862    33300 SH       SOLE                                      33300
Newcastle Investment Corp      COM              65105M108      244    60000 SH       SOLE                    60000
Novartis Ag Adr                COM              66987V109      385     6900 SH       SOLE                                       6900
Paid Inc                       COM              69561N204       10    45600 SH       SOLE                                      45600
Pengrowth Energy Corporation   COM              70706P104      309    34400 SH       SOLE                                      34400
People's United Financial, Inc COM              712704105      517    45350 SH       SOLE                     3000             42350
Pepsico, Inc.                  COM              713448108      254     4100 SH       SOLE                                       4100
Pfizer Inc.                    COM              717081103      453    25600 SH       SOLE                    25000               600
Philip Morris Intl             COM              718172109      447     7168 SH       SOLE                                       7168
Pioneer Drilling Co            COM              723655106      811   112900 SH       SOLE                    21500             91400
Powershares Qqq Trust Sr 1     COM              73935A104     1270    24200 SH       SOLE                                      24200
Procter & Gamble Co.           COM              742718109      483     7642 SH       SOLE                                       7642
Resource America Inc           COM              761195205      257    57000 SH       SOLE                    57000
Resource Capital Corp.         COM              76120W302       75    15000 SH       SOLE                    15000
Reynolds American Inc.         COM              761713106      285     7600 SH       SOLE                                       7600
Ryder System Inc.              COM              783549108     1180    31450 SH       SOLE                                      31450
Sandridge Energy, Inc.         COM              80007P307      245    44000 SH       SOLE                    44000
Sara Lee Corp.                 COM              803111103      511    31262 SH       SOLE                                      31262
Southern Company               COM              842587107      419     9891 SH       SOLE                                       9891
Southwestern Energy Co.        COM              845467109      740    22200 SH       SOLE                                      22200
Spectra Energy Corp            COM              847560109     1845    75225 SH       SOLE                     7500             67725
Suncor Energy                  COM              867224107      548    21550 SH       SOLE                                      21550
Teco Energy Inc.               COM              872375100      330    19247 SH       SOLE                                      19247
Teva Pharmaceutical            COM              881624209      547    14700 SH       SOLE                                      14700
Thompson Creek Metals F        COM              884768102       73    12000 SH       SOLE                    12000
Time Warner Inc                COM              887317303      231     7716 SH       SOLE                                       7716
Vanguard Cons Stpls Etf        COM              92204A207     1048    13750 SH       SOLE                                      13750
Vanguard Energy Etf            COM              92204A306      328     3800 SH       SOLE                                       3800
Vanguard Health Care ETF       COM              92204A504      893    15750 SH       SOLE                                      15750
Vanguard Industrials Etf       COM              92204A603      286     5300 SH       SOLE                                       5300
Vanguard Materials Etf         COM              92204A801      845    13100 SH       SOLE                                      13100
Verizon Communications, Inc.   COM              92343V104     1827    49650 SH       SOLE                     3000             46650
Vodafone Group Plc Ads         COM              92857W209      234     9124 SH       SOLE                                       9124